Schedule of convertible senior notes (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, beginning of period	$ 134,846
Translation adjustment	3,947	$ (3,124)
Balance, end of period	769,529	134,846
Convertible senior notes [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period
Issuance of the June 2026 Convertible Senior Notes	1,127,440
Less: fair value of embedded derivative (see Note 10)	(441,769)
Accretion	20,582
Translation adjustment	(1,961)
Balance, end of period	704,292
Less: transaction costs	(38,075)
Balance, net of transaction costs	$ 666,217